Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

Note 19 – Derivative Instruments

We have oil and gas commodity derivatives and embedded derivatives related to debt instruments at December 31, 2011 and 2010. The fair market value of these derivative instruments is included in our balance sheet as follows:

	December 31,
	2011	2010
Derivatives not designated as hedges:
Oil and gas commodity derivatives:
Assets:
Prepaid expenses and other current assets	$1,247	$709
Other assets - long term	-	1,296
	$1,247	$2,005

Embedded derivatives related to debt instrument:
Assets:
Other assets - long term	$-	$315
Liabilities:
Other liabilities - long-term	(16,067)	(27,810)

As of December 31, 2011, our outstanding commodity derivatives covered approximately 304 Mbbl of oil and 548 MMcf of gas cumulative through 2010 and consist of fixed price puts. If all counterparties failed to perform, our maximum loss would be $1.2 million as of December 31, 2011.

The effect of the derivatives not designated as hedges on our results of operations was as follows:

	Year Ended December 31,
	2011	2010	2009
Derivatives not designated as hedges:
Oil and gas commodity derivatives
Realized gains (losses)	$-	$(11,753)	$35,422
Unrealized gains (losses)	(3,050)	10,943	(43,791)
	(3,050)	(810)	(8,369)

Embedded derivatives related to debt and equity instruments
Unrealized gains (losses)	$11,428	$1,348	$(11,807)

The effect of derivatives designated as cash flow hedges on our results of operations and other comprehensive income was as follows:

		Year Ended December 31,
	Location of
	Reclassification
	into Income	2011	2010	2009
Interest rate swap
(Gain) loss reclassified from
accumulated other comprehensive
income into income	Interest expense	-	-	1,194

We did not exclude any component of the hedging instruments' gain or loss when assessing effectiveness. The ineffective portion of the hedges is not material for the periods presented and is included in other income (expense).

During 2007, we entered into an interest rate swap with for a notional amount of $37.5 million whereby we paid a fixed rate of 5.05% and received three-month LIBOR through November 2009.